Events after the reporting date	9 Months Ended
Sep. 30, 2026
Events after the reporting date [Abstract]
Events after the reporting date
16.	Events after the reporting date
There were no events after the reporting date requiring disclosure in the Group’s unaudited condensed consolidated interim financial statements.